Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Current assets:
Cash and cash equivalents	$ 217.4	$ 492.4	$ 327.8	[1]
Accounts receivable, less allowance for doubtful accounts receivables	545.9	491.6	480.1
Investments	0	2.5	41.4
Income tax receivable	4.4	5.0	5.4
Inventories	643.3	543.2	582.5
Deferred income taxes	62.1	52.5	71.5
Prepaid expenses and other	129.9	124.1	109.7
Total current assets	1,603.0	1,711.3	1,618.4
Property, plant and equipment, net	679.4	593.6	638.4
Investments	22.1	13.9	33.1
Intangible assets, net	3,662.4	3,930.4	4,534.4
Goodwill	3,927.5	4,114.4	4,470.1
Other assets	107.3	56.8	62.6
Total assets	10,001.7	10,420.4	11,357.0
Current liabilities:
Current portion of long-term debt	34.5	35.6	37.4
Accounts payable	87.2	116.2	91.1
Accrued interest	43.9	56.5	64.1
Accrued wages and commissions	130.4	122.0	105.0
Other accrued expenses	189.0	180.2	241.8
Total current liabilities	485.0	510.5	539.4
Long-term liabilities:
Long-term debt, net of current portion	5,943.9	5,792.2	5,982.9
Deferred income taxes	1,100.9	1,257.8	1,487.6
Other long-term liabilities	205.9	177.8	172.0
Total liabilities	7,735.7	7,738.3	8,181.9
Commitments and contingencies
Shareholder’s equity:
Common stock, par value $0.00 per share; 1,000 shares authorized; 1,000 shares issued and outstanding	0	0	0
Contributed and additional paid-in capital	5,661.5	5,628.8	5,614.1
Accumulated deficit	(3,471.7)	(3,069.6)	(2,610.8)
Accumulated other comprehensive income	76.2	122.9	171.8
Total shareholder’s equity	2,266.0	2,682.1	3,175.1
Total liabilities and shareholder’s equity	$ 10,001.7	$ 10,420.4	$ 11,357.0

[1]	Certain amounts have been adjusted to conform to the current presentation.